Related Party Transactions (Tables)	12 Months Ended
Aug. 31, 2021
Related Party Transactions (Tables) [Line Items]
Schedule of related parties
Names of the related parties	Relationship with the Group
Shanghai Ya Qiao Education Investment Co., Ltd. (“Ya Qiao Education”)	Equity investee
Shanghai Luo Bo Education Technology Co.,Ltd. (“Luo Bo”)	Equity investee
Fujian Hexi Equity Investment Partnership (Limited Partnership) (“He Xi”)	Equity investee
Beijing Tus-Juren Education Technology Co., Ltd. (“Tus-Juren”)	Former equity investee

	As of August 31,
	2020	2021	2021
	RMB	RMB	US$
Ya Qiao Education	20,400	-	-
Luo Bo	491	-	-

	As of August 31,
	2020	2021	2021
	RMB	RMB	US$
He Xi	13,644	-	-
Luo Bo	803	1,205	187

	For the years ended August 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Other revenues
Tus-Juren	6,772	-	-	-